issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
In connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
APRIL 28, 2025
This updating summary prospectus provides updated information about Polaris Platinum III, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
DCA Program - An automatic transfer program under which a specified dollar amount or percentage of contract value is systematically transferred from an investment option to one or more eligible investment options on a periodic basis.
Early Access Feature - An optional feature that reduces the length of the withdrawal charge period associated with each Purchase Payment under the contract. (This optional feature is no longer available).
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Income Base - For an optional Living Benefit, a value used to determine the fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payments - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Fund Changes effective on April 28, 2025
•
The SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.
•
The SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.
•
The SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.
•
The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.
•
The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.
•
The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed SA Franklin Allocation Moderately Aggressive Portfolio and Franklin Advisers, Inc. became its subadvisor.
•
The SA T. Rowe Price Asset Allocation Growth Portfolio was renamed SA T. Rowe Price Allocation Moderately Aggressive Portfolio.
•
The SA BlackRock VCP Global Multi Asset Portfolio merged into SA VCP Dynamic Allocation Portfolio.
•
The SA PIMCO VCP Tactical Balanced Portfolio merged into SA VCP Dynamic Allocation Portfolio.
Underlying Fund Changes effective on or about April 30, 2025
•
BlackRock Investment Management, LLC is the subadvisor for the following Underlying Funds:
○
SA Fixed Income Index Portfolio
○
SA Fixed Income Intermediate Index Portfolio
○
SA Emerging Markets Equity Index Portfolio
○
SA International Index Portfolio
○
SA Large Cap Growth Index Portfolio
○
SA Large Cap Index Portfolio
○
SA Large Cap Value Index Portfolio
○
SA Mid Cap Index Portfolio
○
SA Small Cap Index Portfolio
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•Contracts without Early Access Feature. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7% (for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
•Contracts with Early Access Feature. If you withdraw money from your contract within
4 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8% or $7,000 if your maximum withdrawal charge is 7%.
				Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.31%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.84%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15% [3]	1.45% [4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,454	Highest Annual Cost: $4,455
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company (or The United States Life Insurance Company in the City of New York
for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at
(800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elect an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirements in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	9.15%	5.57%	5.38%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%*	7.20%	5.29%	5.27%
	SA Allocation Aggressive Portfolio[1] – Class 3 SunAmerica Asset Management, LLC	1.05%*	13.70%	8.11%	7.54%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	8.09%	4.08%	4.56%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	10.42%	5.69%	5.77%
	SA Allocation Moderately Aggressive Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.03%*	11.56%	6.63%	6.46%
	SA American Funds Asset Allocation Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.80%*	16.19%	8.04%	8.03%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.76%*	11.90%	N/A	N/A
	SA Franklin Allocation Moderately Aggressive Portfolio[4] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.[4]	1.18%*	18.89%	9.76%	8.30%
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.06%*	12.56%	6.84%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.79%*	8.62%	5.24%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.79%*	10.24%	6.32%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.75%	11.59%	7.35%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	13.40%	7.12%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	12.01%	7.06%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	14.86%	9.04%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.68%	16.09%	9.87%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.97%*	9.27%	6.05%	5.98%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	7.35%	5.77%	6.09%
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio[5] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	13.98%	8.53%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	12.67%	6.28%	N/A
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.38%	7.42%	0.82%	3.27%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.89%	2.43%	-0.13%	1.43%
	SA American Century Inflation Managed Portfolio[6] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.90%	1.58%	0.74%	1.31%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	2.06%	0.51%	2.62%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.59%*	0.85%	-0.40%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.59%*	2.60%	0.69%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	1.80%	0.06%	1.47%
	SA JPMorgan Ultra-Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.78%	5.08%	1.35%	0.96%
	SA PIMCO Global Bond Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.24%*	-1.59%	-3.12%	-0.79%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	7.23%	4.98%	5.61%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.82%	0.90%	-0.92%	0.62%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.91%	2.25%	1.51%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.72%	9.81%	8.53%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	20.60%	10.37%	9.05%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	24.95%	15.81%	15.67%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Stock (continued)	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.15%*	9.49%	8.71%	7.35%
	SA American Funds Global Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	13.25%	9.45%	10.43%
	SA American Funds Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.86%*	31.30%	18.52%	16.27%
	SA American Funds Growth-Income Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	23.89%	12.70%	11.89%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.85%*	5.56%	0.55%	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.14%	7.57%	6.53%	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	7.61%	4.10%	5.21%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	18.41%	9.75%	9.72%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	11.67%	8.08%	7.89%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.81%	30.08%	13.44%	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.89%	20.06%	9.65%	10.79%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.73%	2.85%	4.02%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	16.00%	6.93%	8.14%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	28.24%	15.03%	13.45%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.46%*	10.23%	1.12%	3.24%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	12.46%	8.23%	9.07%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	21.38%	11.14%	8.76%
	SA JPMorgan Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.95%*	23.51%	12.51%	11.26%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Stock (continued)	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.00%*	13.93%	10.81%	11.35%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.60%*	35.31%	16.30%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.50%*	24.37%	13.92%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.60%*	11.63%	9.89%	N/A
	SA MFS Large Cap Growth Portfolio[8] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.94%	35.39%	17.48%	14.59%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	19.35%	11.30%	10.95%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.61%	13.27%	9.61%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	2.66%	3.49%	4.10%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	1.76%	2.74%	2.27%
	SA Putnam International Value Portfolio[9] – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.18%*	5.46%	6.77%	5.38%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[7]	0.65%*	10.66%	6.57%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.97%	41.41%	16.69%	15.14%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	17.43%	7.11%	6.71%
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.16%*	11.56%	3.38%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	13.32%	5.47%	N/A
	SA VCP Dynamic Allocation Portfolio[10] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	13.56%	5.71%	5.82%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.63%	5.53%	5.50%
	SA VCP Index Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.76%	15.86%	6.49%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
On April 28, 2025, SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.
2
On April 28, 2025, SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.
3
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
4
On April 28, 2025, SA Putnam Asset Allocation Diversified Growth Portfolio was renamed SA Franklin Allocation Moderately Aggressive Portfolio and Franklin Advisers, Inc. became its subadvisor.
5
On April 28, 2025, SA T. Rowe Price Asset Allocation Growth Portfolio was renamed SA T. Rowe Price Allocation Moderately Aggressive Portfolio.
6
On April 28, 2025, SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.
7
BlackRock Investment Management, LLC is the subadvisor effective on or about April 30, 2025.
8
On April 28, 2025, SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.
9
On April 28, 2025, SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.
10
On April 28, 2025, SA BlackRock VCP Global Multi Asset Portfolio and SA PIMCO VCP Tactical Balanced Portfolio merged into SA VCP Dynamic Allocation Portfolio.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFITS AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefits that we are offering to investors, including:
•
Polaris Income Max
•
Polaris Income Plus Daily Flex
Polaris Income Max
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily Flex
If you elect Polaris Income Plus Daily Flex on or after November 8, 2021, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Intermediate Index
SA Fixed Income Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA JPMorgan Large Cap Core
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Large Cap Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately Aggressive
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*
You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**
You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***
You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
OPTIONAL BENEFITS NO LONGER AVAILABLE FOR ELECTION
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•
Polaris Income Plus Daily Flex (for contract issued prior to November 8, 2021)
•
Polaris Income Plus Flex
•
Polaris Income Plus Daily
•
Polaris Income Plus (formerly SunAmerica Income Plus)
•
Polaris Income Builder (formerly SunAmerica Income Builder)
•
MarketLock for Life
•
MarketLock Income Plus
•
MarketLock For Life Plus
•
MarketLock Income Plus, MarketLock For Life Plus, or MarketLock for Life Extensions

Polaris Income Plus Daily Flex
If your contract was purchased between May 1, 2019 and November 7, 2021 and you elected the optional Polaris Income Plus Daily Flex Living Benefit, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Franklin Allocation Moderately Aggressive
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Intermediate Index
SA Fixed Income Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA JPMorgan Large Cap Core
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Large Cap Growth
SA Wellington Capital Appreciation[1]
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately Aggressive
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth[2]
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*
You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**
You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***
You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
1    You may invest up to a maximum of 45% in SA Wellington Capital Appreciation.
2    You may invest in up to 18% in SA JPMorgan Mid-Cap Growth.
Polaris Income PLUS FLEX
If your contract was purchased between May 1, 2019 and October 12, 2020 and you elected the optional Polaris Income Plus Flex Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily
If your contract was purchased between February 6, 2017 and September 8, 2019 and you elected the optional Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset Income
Actively Managed Fund-of-Funds:
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government and Quality Bond
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

If your contract was purchased between May 1, 2016 and February 5, 2017 and you elected the optional Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with A or B:
A
10% Secure Value Account and 90% in Allocation* 1, 2, 3
or 4
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

B
10% Secure Value Account and select up to 90% in one
or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately Aggressive
SA Wellington Strategic Multi-Asset Income
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market Fund
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Wellington Government and Quality Bond
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Actively Managed Fund-of-Funds:
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your target
allocation in accordance with the investment requirements.

POLARIS INCOME PLUS
If your contract was purchased between May 1, 2015 and September 8, 2019, and you elected the optional Polaris Income Plus Living Benefit, the following Investment Requirements are applicable:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
* You may invest up to a maximum of 50% in
each of these Variable Portfolios.

If your contract was purchased between January 23, 2012 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 (formerly called SunAmerica Income Plus) Living Benefit, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
* You may invest up to a maximum of 50% in
each of these Variable Portfolios.

If your contract was purchased between January 23, 2012 and September 30, 2013, and you elected the optional Polaris Income Plus Income Option with Custom Allocation Living Benefit, the following investment requirements are applicable:
Option 1	10% Secure Value Account
90% in Allocation* 1, 2 or 3
*Please see POLARIS PORTFOLIO
ALLOCATOR PROGRAM and 50%-50%
COMBINATION MODEL PROGRAM FOR
CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available
Polaris Portfolio Allocator Models.

Option 2	10% Secure Value Account
90% in one or more of the following
Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

Option 3	10% Secure Value Account	90% SA JPMorgan Ultra-Short Bond
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**
Not all funds listed in the Equity group invest in equity markets.
If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Plus (renamed Polaris Income Plus) Income Option 1 or 2 or 3 Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account
90% in Allocation* 1, 2 or 3
*Please see POLARIS PORTFOLIO
ALLOCATOR PROGRAM and 50%-50%
COMBINATION MODEL PROGRAM FOR
CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available
Polaris Portfolio Allocator Models.

Option 2	10% Secure Value Account
90% in one or more of the following
Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

Option 3	10% Secure Value Account	90% SA JPMorgan Ultra-Short Bond Portfolio
Flexible Allocation – Build-Your-Own Option 4
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Accounts	Minimum 20% Maximum 90%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**
Not all funds listed in the Equity group invest in equity markets.
POLARIS INCOME BUILDER
If your contract was purchased between May 1, 2015 and April 30, 2018, and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.

If your contract was purchased between January 23, 2012 and April 30, 2015, and you elected the optional Polaris Income Builder (formerly called Sunamerica Income Builder) Living Benefit, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.

If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Builder (renamed Polaris Income Builder) with Flexible Allocation Living Benefit, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account
90% in Allocation* 1, 2 or 3
*Please see POLARIS PORTFOLIO
ALLOCATOR PROGRAM and 50%-50%
COMBINATION MODEL PROGRAM FOR
CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available
Polaris Portfolio Allocator Models.

Option 2	10% Secure Value Account
90% in one or more of the following
Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

Option 3	10% Secure Value Account	90% SA JPMorgan Ultra-Short Bond
Flexible Allocation – Build-Your-Own Option 4:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderately
Aggressive
SA Allocation Moderate
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PineBridge High-Yield Bond
SA PIMCO RAE Foreign Value
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MARKETLOCK FOR LIFE
If you elect MarketLock for Life at the time of contract issue, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:
1
Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
*Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and
50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS
ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available Polaris Portfolio
Allocator Models.

2
Invest in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

3	Invest in the SA JPMorgan Ultra-Short Bond
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

MarketLock Income Plus
If you elect MarketLock Income Plus at time of contract issue, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:
1.
Invest 100% in the SA JPMorgan Ultra-Short Bond Portfolio; or
2.
Invest 100% in either Allocation* 1, 2 or 3: or
*
Please see POLARIS PORTFOLIO PROGRAM and 50%-50% COMBINATION PORTFOLIO ALLOCATOR MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
3.
Invest 100% in one or a combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4.
In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
Portfolio
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

MarketLock For Life Plus
If you elected MarketLock For Life Plus at the time of contract issue, you must comply with investment requirements by allocation your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:
1.
Invest 100% in the SA JPMorgan Ultra-Short Bond Portfolio; or
2.
Invest 100% in either Allocation* 1, 2 or 3; or
*
Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix for the allocations for the formerly available Polaris Portfolio Allocator Models.
3.
Invest 100% in one or a combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4.
Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO Global Bond
Opportunities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

MarketLock income plus, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE extensions
If you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life Living Benefit and have elected the first, second and third Extensions, you must comply with investment requirements by allocating your investments in accordance with one of the four ways:
Option 1	100% in one or more of the following: SA JPMorgan Ultra-Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2
At least 50% and up to 100% in one or more of the
following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable
Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return

Option 3
25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
*Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

Option 4
At least 50% and up to 100% in one or more of the
following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in
the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 5%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets

Polaris Portfolio Allocator Program and 50%-50% Combination Model Program for Contracts Issued Prior to February 6, 2017
Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a living benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the following table (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models. Please see Investment Requirements for Optional Living Benefits above for the investment requirements associated with your Living Benefit.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4*
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Century Inflation Managed	5.00%	3.00%	2.00%	0.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Franklin Systematic U.S. Large Cap Value	3.00%	3.00%	3.00%	5.00%
SA Janus Focused Growth	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan Large Cap Core	3.00%	4.00%	4.00%	6.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA JPMorgan Ultra-Short Bond	2.00%	1.00%	0.00%	0.00%
SA MFS Large Cap Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO Global Bond Opportunities	4.00%	4.00%	2.00%	2.00%
SA PIMCO RAE International Value	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
Total	100%	100%	100%	100%
*
Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.

Effective on February 6, 2017, the Combination Model Program will no longer be offered.
If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated April 28, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifiers: C000124600, C000111545